Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of income before tax from U.S. and non-U.S. operations
Geographic sources of income before income taxes consists of the following:

(in millions)	2020	2019	2018
Continuing operations:
U.S. domestic	$353.3	$487.3	$382.8
Foreign	50.9	87.8	64.1
Income from continuing operations before income taxes	404.2	575.1	446.9

Discontinued operations:
U.S. domestic	(21.8)	(4.4)	269.2
Foreign	13.5	22.8	29.9
Income from discontinued operations before income taxes	(8.3)	18.4	299.1

Total income before income taxes	$395.9	$593.5	$746.0

Summary of provision for income taxes from continuing operations
The provision for income taxes from continuing operations consists of the following:

(in millions)	2020	2019	2018
Current provision:
Federal and State	$86.0	$108.5	$71.7
Foreign	18.6	17.7	18.2
Total current provision	104.6	126.2	89.9

Deferred benefit:
Federal and State	(14.8)	(7.3)	8.1
Foreign	(11.3)	(1.6)	(9.4)
Total deferred benefit	(26.1)	(8.9)	(1.3)

Total provision for income taxes	$78.5	$117.3	$88.6

Schedule of reconciliation of taxes from continuing operations computed at the statutory rate to the tax provision
A reconciliation of the tax provision from continuing operations computed at the U.S. federal statutory rate to the actual tax provision follows:

(in millions)	2020	2019	2018
Taxes at U.S. statutory rate	$84.9	$120.8	$93.8
State and local taxes, net of federal income tax benefit	11.5	16.2	12.4
Foreign earnings taxed at different rates	1.7	(1.6)	(0.5)
Change in unrecognized tax benefit	(11.5)	(3.1)	(7.6)
Return to provision adjustments	(2.5)	(7.3)	(1.3)
Tax credits	(4.3)	(4.5)	(2.5)
Impact of U.S. tax reform	—	—	(3.3)
Other, net	(1.3)	(3.2)	(2.4)
Provision for income taxes	$78.5	$117.3	$88.6
Effective income tax rate on continuing operations	19.4%	20.4%	19.8%

Schedule of deferred tax assets (liabilities)

(in millions)	December 31, 2020	December 31, 2019
Employee benefits	$37.3	$29.4
Deferred revenue	24.4	22.9
Lease liabilities	14.3	15.8
Deferred state tax attributes	6.6	7.8
Inventory reserves	6.4	6.6
Warranty reserves	5.4	4.6
Foreign loss carryforwards	5.3	4.4
Allowance for credit losses	3.1	3.0
Federal tax credit carryovers	3.3	2.4
Other, net	8.1	4.8
Gross deferred assets	114.2	101.7
Valuation allowances	(7.1)	(5.3)
Deferred tax assets after valuation allowances	107.1	96.4

Intangibles	(189.6)	(202.4)
Property, plant and equipment	(52.5)	(50.6)
Right of use assets	(12.9)	(14.5)
Undistributed foreign earnings	(4.6)	(13.6)
Gross deferred liabilities	(259.6)	(281.1)

Net deferred tax liabilities	$(152.5)	$(184.7)

Schedule of Deferred tax assets and (liabilities) included in the balance sheet
Deferred tax assets and liabilities included in the Consolidated Balance Sheet follows:

(in millions)	December 31, 2020	December 31, 2019
Other long-term assets	$3.5	$3.6
Other long-term liabilities	(156.0)	(188.3)
Net deferred tax liabilities	$(152.5)	$(184.7)

Schedule of reconciliation of the beginning and ending amount of gross unrecognized tax benefits (before estimated interest and penalties)
A summary of the movement in gross unrecognized tax benefits (before estimated interest and penalties) follows:

(in millions)	2020	2019	2018
Balance as of January 1	$35.7	$27.1	$37.0
Additions based on tax positions related to current year	0.4	0.3	3.3
Reductions due to statute of limitations	(10.8)	(4.8)	(11.8)
Adjustments related to acquired uncertain tax positions	(0.8)	11.6	—
Adjustments for tax positions of prior years	—	1.8	—
Reductions due to settlements	—	(0.1)	(1.2)
Adjustments due to foreign exchange rates	(0.2)	(0.2)	(0.2)
Balance as of December 31	$24.3	$35.7	$27.1